Private Placement	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Equity [Abstract]
Private Placement

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, two entities affiliated with certain of the Company’s directors purchased an aggregate of 2,570,000 Private Warrants, for $1,285,000 in the aggregate. Each Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50. The proceeds from the Private Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Warrants.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, two entities affiliated with certain of the Company’s directors purchased an aggregate of 2,570,000 Private Warrants, for $1,285,000 in the aggregate. Each Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50. The proceeds from the Private Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Warrants.